Disposal of business (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Summary of information at the date of sale
The below table summarizes the information at the date of sale:

2024 $' millions
Fair value of derivative liability associated with assets held for sale	(61)
Net assets associated with disposal group	30
Consideration	(13)
Gain on disposal	(44)